Payroll costs, share based payments and management incentive schemes - Number of Persons Employed by the Company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits And Share-Based Payments [Abstract]
Wages and salaries	€ 266.4	€ 276.4	€ 250.4
Social security costs	56.1	49.2	45.2
Other pension costs	18.1	14.6	13.0
Total payroll costs	€ 340.6	€ 340.2	€ 308.6